COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES

NOTE 16. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time the Company may be involved in various claims and legal actions arising in the ordinary course of our business. With respect to legal costs, we record such costs as incurred.

NOTE 16. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time the Company may be involved in various claims and legal actions arising in the ordinary course of our business. With respect to legal costs, we record such costs as incurred.

Greens Natural Foods, Inc. [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS

The Company has an agreement with a food distributor that runs from November 24, 2021, to March 11, 2025, where 90% of the products sold at the New York Stores must be purchased from that distributor.